Employee benefits (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Unquoted prices	$ 7,794
Total fair value	$ 12,559	$ 10,567
%	98.00%	97.00%
Quoted prices in active markets	$ 4,765
Unquoted prices	7,509
Total fair value	12,274	$ 10,287
Quoted prices in active markets	$ 4,765
%	100.00%	100.00%
Receivables [member]
IfrsStatementLineItems [Line Items]
Unquoted prices	$ 1,353
Total fair value	$ 1,353	$ 846
%	11.00%	8.00%
Platforms [Member]
IfrsStatementLineItems [Line Items]
Unquoted prices	$ 5,297
Total fair value	$ 8,845	$ 6,864
%	70.00%	67.00%
Quoted prices in active markets	$ 3,548
Government bonds [member]
IfrsStatementLineItems [Line Items]
Unquoted prices	3,947
Total fair value	7,450	$ 4,522
Quoted prices in active markets	3,503
Depreciation Amortization And Depletion Of Property Plant And Equipment
IfrsStatementLineItems [Line Items]
Unquoted prices	864
Total fair value	864	860
Assets or disposal groups classified as held for sale, Others
IfrsStatementLineItems [Line Items]
Unquoted prices	486
Total fair value	531	1,482
Quoted prices in active markets	45
Petrobras Production Portion
IfrsStatementLineItems [Line Items]
Unquoted prices	243
Total fair value	$ 1,427	$ 1,918
%	9.00%	16.00%
Quoted prices in active markets	$ 1,184
Foreign Market [member]
IfrsStatementLineItems [Line Items]
Total fair value	1,184	$ 1,686
Quoted prices in active markets	1,184
Assets Of Disposal Group Classified As Held For Sale
IfrsStatementLineItems [Line Items]
Unquoted prices	243
Total fair value	243	232
Capital Expenditures and Financing Activities not Involving Cash [abstract]
IfrsStatementLineItems [Line Items]
Unquoted prices	126
Total fair value	$ 159	$ 184
%	4.00%	2.00%
Quoted prices in active markets	$ 33
Guarantees Given As Collateral
IfrsStatementLineItems [Line Items]
Unquoted prices	490
Total fair value	$ 490	$ 475
%	4.00%	4.00%
Oil And Natural Gas Liquids [member]
IfrsStatementLineItems [Line Items]
Unquoted prices	$ 285
Total fair value	$ 285	$ 280
%	2.00%	3.00%